Commitment and Contingencies (Details Narrative) (10-K) - Coastal Pride Company, Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Leases expense	$ 18,045	$ 16,855	$ 22,870
Lease expiration date	Dec. 31, 2023		Dec. 31, 2023
Lease renewal term	5 years		5 years
Seven Months [Member]
Leases expense	$ 580		$ 580
Five Months [Member]
Leases expense	$ 750		750
Officers and Stockholders [Member]
Leases expense			$ 1,255
Lease expiration date			Dec. 31, 2024